CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 40,866,309	¥ 30,676,067	¥ 26,855,119
Cost of sales
Total cost of sales	[1]	(35,020,541)	(30,224,912)	(23,766,728)
Gross profit		5,845,768	451,155	3,088,391
Operating expenses
Research and development expenses	[1]	(6,456,734)	(5,276,574)	(5,214,836)
Selling, general and administrative expenses	[1]	(6,870,644)	(6,558,942)	(6,688,246)
Total operating expenses	[1]	(13,327,378)	(11,835,516)	(11,903,082)
Other income, net		589,227	465,588	109,168
Fair value gain on derivative liability relating to the contingent consideration		234,245	29,339	0
Loss from operations		(6,658,138)	(10,889,434)	(8,705,523)
Interest income		1,374,525	1,260,162	1,058,771
Interest expenses		(343,982)	(268,666)	(132,192)
Fair value gain (loss) on derivative assets or derivative liabilities		0	(410,417)	59,357
Investment gain (loss) on long-term investments		(261,991)	(224,364)	25,062
Exchange (loss) gain from foreign currency transactions		(49,543)	97,080	(1,460,151)
Other non-operating income, net		108,154	41,934	36,318
Loss before income tax (expenses) benefit and share of results of equity method investees		(5,830,975)	(10,393,705)	(9,118,358)
Income tax (expenses) benefit		69,780	(36,810)	(24,731)
Share of results of equity method investees		(29,069)	54,740	4,117
Net loss		(5,790,264)	(10,375,775)	(9,138,972)
Net loss attributable to ordinary shareholders of XPeng Inc.		(5,790,264)	(10,375,775)	(9,138,972)
Other comprehensive income
Foreign currency translation adjustment, net of tax		262,870	286,614	3,192,573
Total comprehensive loss attributable to XPeng Inc.		(5,527,394)	(10,089,161)	(5,946,399)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (5,527,394)	¥ (10,089,161)	¥ (5,946,399)
Weighted average number of ordinary shares, Basic | shares		1,891,357,212	1,740,921,519	1,712,533,564
Weighted average number of ordinary shares, Diluted | shares		1,891,357,212	1,740,921,519	1,712,533,564
Net loss per ordinary share, Basic | (per share)		¥ (3.06)	¥ (5.96)	¥ (5.34)
Net loss per ordinary share, Diluted | (per share)		¥ (3.06)	¥ (5.96)	¥ (5.34)
Vehicle [Member]
Revenues
Total revenues		¥ 35,829,402	¥ 28,010,857	¥ 24,839,637
Cost of sales
Total cost of sales	[1]	(32,866,163)	(28,457,909)	(22,493,122)
Services and others [Member]
Revenues
Total revenues		5,036,907	2,665,210	2,015,482
Cost of sales
Total cost of sales	[1]	¥ (2,154,378)	¥ (1,767,003)	¥ (1,273,606)

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows